UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22094

Morgan Stanley Global Long/Short Fund A

(Exact name of registrant as specified in charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Amy Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1.	Proxy Voting Record.

The registrant was entitled to vote at one shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Amiya Global Emerging Opportunities Fund Limited

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 31 January 2008

(e)	A brief description of the matter voted on: Amendments to offering documents: Class A & B are getting class specific 30% gates with 6 mo cleanup provisions.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast by registrant.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted in favor of proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant vote was for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY GLOBAL LONG/SHORT FUND A

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer

Date: August 26, 2008